FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2025
IfrsStatementLineItems [Line Items]
SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES ON CONTRACTUAL UNDISCOUNTED CASH FLOWS

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the end of each financial reporting period to the contractual maturity dates. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	1-5 years	Total
	USD	USD	USD
At 31 March 2025
Accounts payable	200,660	-	200,660
Other payables and accruals	706,874	-	706,874
Deferred revenues	505,424	-	505,424
Due to a related company	34,579	-	34,579
Lease liabilities	126,808	110,867	237,675
	1,574,345	110,867	1,685,212
At 31 March 2024
Accounts payable	788,798	-	788,798
Other payables and accruals	596,870	-	596,870
Tax payables	8,917	-	8,917
Deferred revenues	322,826	-	322,826
Due to a related company	34,579	-	34,579
Due to immediate holding company	5,345,929	-	5,345,929
Loan from immediate holding company	1,930,993	-	1,930,993
Loan from a related company	1,140,931	-	1,140,931
Lease liabilities	122,076	243,280	365,356
Preferred shares	-	9,359,000	9,359,000
Convertible loan notes	3,975,534	114,808	4,090,342
	14,267,453	9,717,088	23,984,541

SCHEDULE OF RECONCILIATION OF LEVEL 3 FAIR VALUE MEASUREMENTS
	At 31 March 2025	At 31 March 2024
	USD	USD
At 1 April	13,102,000	16,729,000
Additions	1,369,648	100,000
Fair value adjustments	(3,478,648)	(3,727,000)
Conversion	(10,993,000)	-
At 31 March	-	13,102,000

SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES MEASURED AT AMORTIZED COST

The financial assets and financial liabilities in the table below are measured at amortized cost. Management believes the carrying amounts of these financial assets and liabilities measured at amortized cost approximate their fair values.

	At 31 March 2025	At 31 March 2024
	USD	USD
Financial assets
Trade receivables	1,394,545	182,334
Other receivables	650,486	184,018
Contract assets	750	69,354
Restricted bank balance	399,400	-
Cash and cash equivalents	3,111,141	76,620
	5,556,322	512,326
Financial liabilities
Trade payables	200,660	788,798
Other payables	11,852	11,057
Tax payables	-	8,917
Due to related companies	34,579	34,579
Due to immediate holding company	-	5,345,929
Loan from a related company	-	1,930,993
Loans from immediate holding company	-	1,140,931
Lease liabilities	237,675	365,356
	484,766	9,626,560

Valuation Techniques [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF VALUATION TECHNIQUES

Financial instruments	Amount as at 31 March 2025	Amount as at 31 March 2024	Valuation techniques and key inputs
Preferred shares (Note 1)	-	$9,359,000	The Discounted Cash Flows (“DCF”) method was used to determine the total equity value of the Group by capturing the present value of the expected cash flows.

			The equity allocation model was then used to allocate the total equity value of the Group to different classes of shares of the Company.

Convertible loan notes (Note 2)	-	$3,743,000	Binomial Option Pricing Model

Notes:

1.	An increase in the revenue growth rate used in isolation would result in an increase in the fair value measurement of the preferred shares, and vice versa, while a slight increase in the discount rate used in isolation would result in a decrease in the fair value measurement of the preferred shares, and vice versa. As of 31 March 2024, a 1% (2025: N/A) increase in the discount rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.9 million (2025: N/A) while a 1% (2025: N/A) decrease in the discount rate holding all other variables constant would increase the carry amount of the preferred shares by $1.1 million (2025: N/A). A 1% (2025: N/A) increase in the revenue growth rate holding all other variables constant would increase the carry amount of the preferred shares by $0.6 million (2025: N/A) while a 1% (2025: N/A) decrease in the discount rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.6 million (2025: N/A).

2.	A 1% increase in the discount rate used in isolation would result in a minimal decrease in the fair value measurement of the convertible loan notes, and vice versa.

Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF VALUATION TECHNIQUES
Fair value measurements using level 3	At 31 March 2025	At 31 March 2024
	USD	USD
Recurring fair value
Preferred shares	-	9,359,000
Convertible loan notes	-	3,743,000